Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other financial liabilities.
Schedule of other financial liabilities

	2024			2023
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Financial loans from government agencies:
Reindus loan	17,193	7,804	24,997	23,630	10,797	34,427
SEPI loan	—	37,074	37,074	36,147	1,899	38,046
Other financial liabilities	7,409	2,384	9,793	3,913	1,056	4,969
Derivative financial instruments (Note 21)	1,086	855	1,941	1,541	2,300	3,841
Total	25,688	48,117	73,805	65,231	16,052	81,283